Related Party Transactions:	6 Months Ended
Jun. 30, 2018
Related Party Transactions [Abstract]
5. Related Party Transactions:

The primary transactions we have with related parties are compensation arrangements for current compensation, share based compensation and compensation under options for our officers and directors Executive officers and directors participate in the Corporation’s stock option plan. Certain Executive officers are covered under the Corporation’s health plan.

Key management personnel compensation is comprised of:

	Three months		Six months
	ended June 30,		ended June 30,
	2018	2017	2018	2017

Salaries	-	-	-	-
Short-term employee benefits	476	461	962	922
Stock-based compensation	913,964	1,350,295	1,920,769	2,846,748

	$914,440	$1,350,756	$1,921,731	2,847,670

Total honorariums to the independent directors of the Corporation for participating in Board and Committee meetings were nil for the period ended June 30, 2018 and 2017, respectively.

Our Chief Financial Officer receives no compensation as an individual and receives no deferred or incentive compensation. We do make payments in the form of contract for services rendered to a corporation controlled by him. Amounts paid under this arrangement were $202,500 for the period ended June 30, 2018 and $120,000 for the period ended June 30, 2017, respectively.  At the three-month periods ended June 30, 2018, the Corporation sold 50,000 shares to him at $3.00 per share as shares subscription receivable.

Our Corporate Legal Counsel receives no compensation as an individual and receives no deferred or incentive compensation. We do make payments in the form of contract for services rendered to a corporation controlled by him. Amounts paid under this arrangement were $102,542 for the period ended June 30, 2018 and $105,000 for the period ended June 30, 2017, respectively.